UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2002.
Check here if Amendment              [   ];   Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name              Allen Arbitrage LLC
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Address           711 Fifth Avenue
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                  New York, New York 10022
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Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Howard M. Felson
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Title:        Vice President
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Phone:        (212) 832-8000
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Signature, Place, and Date of Signing:

/s/ Howard M. Felson           New York, New York              November 14, 2002
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[Signature]                   [City, State]                         [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number 28-4174
Name:  Allen Holding Inc.

                 Attachment to Form 13F for Allen Arbitrage LLC.


     Allen Arbitrage LLC. ("AALLC") hereby advises that Allen Holding Inc. ("AHI"), of which AAI is a majority-owned subsidiary, is filing on AALLC's behalf in AHI's Form 13F for the quarter ended September 30, 2002, which includes 13(f) securities with respect to which AALLC and AHI share investment discretion. This statement is being filed pursuant to General Instruction B to Form 13F.